PROSHARES TRUST
ProShares Ultra CRCL
(the “Fund”)
Supplement dated August 5, 2025
to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated August 5, 2025, as supplemented or amended)
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The Fund is not yet available for sale.
For more information, please contact the Fund at 1-866-776-5125.
Please retain this supplement for future reference.